SUPPLEMENT

DATED APRIL 20, 2009 TO THE

CLASS A, B, C SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY, THE “PROSPECTUSES”)

The above referenced Prospectuses are revised as follows:

The Hartford Select SmallCap Value Fund

Effective immediately, Gary W. Lisenbee, Metropolitan West Capital Management, LLC (“MetWest Capital”), will no longer serve as portfolio manager of The Hartford Select SmallCap Value Fund.  The portion of the fund allocated to MetWest Capital will continue to be managed by Samir Sikka.

Accordingly, the following change is being made to the Prospectuses:

In the section entitled “The Hartford Select SmallCap Value Fund — Portfolio Management of the Funds — Metropolitan West Capital Management, LLC” the disclosure is deleted and replaced with the following:

Metropolitan West Capital Management, LLC: The portion of the fund allocated to MetWest Capital is managed by an investment team led by Samir Sikka.

Samir Sikka has served as lead strategist for the fund since February 2007 and as a research analyst for the fund since July 2006. Mr. Sikka has been an investment professional involved in portfolio management and research analysis since 1997.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED APRIL 20, 2009 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

The above referenced SAI is revised as follows:

The Hartford Select SmallCap Value Fund

Effective immediately, Gary W. Lisenbee, Metropolitan West Capital Management, LLC (“MetWest Capital”), will no longer serve as portfolio manager of the portion of The Hartford Select SmallCap Value Fund (the “Fund”) allocated to MetWest Capital.  Accordingly, all references to Mr. Lisenbee in the SAI will be deleted effective May 1, 2009.  The portion of the Fund allocated to Met West Capital will continue to be managed by Samir Sikka.

This Supplement should be retained with your SAI for future reference.